Deferred income tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	$ 135,327	$ 99,258	$ 47,643
Deferred tax liabilities	148,301	144,393	145,777
Recovered within 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	154	0	0
Deferred tax liabilities	(2,471)	(197)	(59)
Recovered after 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	135,399	104,051	51,889
Deferred tax liabilities	$ (146,056)	$ (148,989)	$ (149,964)